Employee expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee expenses [Abstract]
Salary and related expenses	$ 7,219	$ 4,337	$ 1,862
Social security costs	690	382	115
Shared based compensation expense	2,291	1,671	366
Total employee expenses	10,200	6,390	$ 2,343
Expense relating to defined contribution pension plans	$ 100	$ 40